UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.6%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 8.35%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$ 2,330,332
Series 2018-1A, Class E, 11.25%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,551,575
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,256,030
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.039%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,809,581
Apidos CLO XX, Series 2015-20A, Class DR, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,115,543
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,641,647
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,323,337
Series 2018-49A, Class E, 10.973%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,020,779
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 7.764%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,571,150
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,312,497
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 7.85%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,226,098
Series 2018-1A, Class C, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,111,440
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 7.973%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,449,929
Series 2018-1A, Class E, 10.623%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,406,765
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 12.20%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,436,244
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 8.936%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,225,292
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 8.18%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,523,037
Series 2018-5BA, Class D, 11.20%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,092,484
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.85%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,318,003
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 7.85%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$ 1,345,261
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 11.96%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,056,182
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,607,811
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	938,099
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,839,470
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 8.199%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,340,442
Series 2018-1A, Class D, 10.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	3,829,313
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.09%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	897,426
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.38%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,830,428
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,736,656
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 11.745%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,330,272
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 12.821%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,920,356
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 7.964%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,333,716
Series 2016-3A, Class ER, 10.814%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,211,859
Series 2018-1A, Class D, 8.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,112,523
Series 2018-1A, Class E, 11.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,547,639
Bryant Park Funding, Ltd., Series 2023-20A, Class D, (3 mo. SOFR + 6.09%), 7/15/36(1)(3)	3,500	3,465,000
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,014,976
Series 2016-1A, Class ER, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,217,550
Series 2016-2A, Class ER, 11.26%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,637,586

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2017-1A, Class E, 11.51%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	$3,250	$ 2,719,508
Series 2018-1A, Class D, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,699,309
Series 2018-1A, Class E, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,212,837
Series 2019-2A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,377,101
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 8.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,649,897
Series C17A, Class DR, 11.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	2,963,709
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 8.751%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,243,209
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,225,802
Series 2014-3RA, Class C, 8.242%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	891,016
Series 2014-3RA, Class D, 10.692%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,737,165
Series 2014-4RA, Class C, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,773,536
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,836,630
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,640,198
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.85%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	931,771
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.536%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,640,702
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 8.11%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,324,530
Series 2018-55A, Class E, 10.66%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,744,206
Series 2022-112A, Class E, 12.541%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,940,168
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,577,077
Series 2015-41A, Class ER, 10.56%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,027,839
Series 2016-42A, Class DR, 8.19%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,308,428
Series 2016-42A, Class ER, 10.81%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	2,859,753
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,817,264
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.136%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,250	2,149,979
Security	Principal Amount (000's omitted)	Value
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	$1,750	$ 1,738,265
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.905%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,116,434
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 8.355%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,291,357
Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,108,372
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.25%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,107,522
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,642,015
Series 2018-37A, Class E, 11.00%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,530,396
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.95%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,132,895
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 12.065%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,240,997
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.239%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,858,328
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.65%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	927,338
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 8.373%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,759,504
Series 2018-2A, Class E, 11.023%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,192,656
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.862%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,359,158
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 11.355%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,374,489
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,361,730
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.289%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,867,082
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 8.36%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,340,391
Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,654,338

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 10.85%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	$1,950	$ 1,734,006
Neuberger Berman Loan Advisers CLO 30, Ltd.:
Series 2018-30A, Class DR, 8.10%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,335,770
Series 2018-30A, Class ER, 11.45%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	914,537
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.568%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	2,937,011
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.849%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	464,128
Series 2022-24A, Class E, 12.469%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	913,315
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,715,144
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,708,728
Series 2018-1A, Class C, 7.762%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,812,464
Series 2018-1A, Class D, 10.412%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,775,029
Series 2018-2A, Class D, 10.86%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,804,678
Series 2021-2A, Class E, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	944,246
Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,842,394
Series 2022-3A, Class E, 13.029%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,227,601
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.973%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,250	1,091,344
RAD CLO 14, Ltd., Series 2021-14A, Class E, 11.76%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	861,914
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 8.36%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,279,285
Series 2018-2A, Class D, 11.21%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,097,782
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.455%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,283,199
Series 2018-3A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,694,923
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 11.755%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	2,875	2,466,581
Symphony CLO, Ltd., Series 2022-37A, Class D1, 9.676%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,492,962
Security	Principal Amount (000's omitted)	Value
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	$4,500	$ 4,168,909
Series 2016-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	3,948,644
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.51%, (3 mo. SOFR + 3.46%), 7/20/31(1)(2)	2,500	2,158,458
Series 2018-9A, Class D, 11.56%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	3,500	2,589,514
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.56%, (3 mo. SOFR + 3.51%), 10/20/31(1)(2)	5,000	4,342,012
Series 2018-10A, Class D, 11.50%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	5,000	3,888,903
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 8.46%, (3 mo. SOFR + 3.41%), 10/20/31(1)(2)	2,500	2,076,084
Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	5,500	4,127,435
Series 2016-3A, Class CR, 8.512%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,711,971
Series 2016-3A, Class DR, 11.342%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	2,375	1,704,293
Series 2018-2A, Class E, 10.51%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,008,248
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,843,301
Series 2015-1A, Class DR, 10.75%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,098,162
Wellfleet CLO, Ltd.:
Series 2021-1A, Class D, 8.75%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,040,771
Series 2021-3A, Class E, 12.36%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	810,867
Series 2022-1A, Class D, 9.126%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	929,625
Series 2022-1A, Class E, 12.846%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,789,022
Total Asset-Backed Securities (identified cost $319,955,975)		$ 281,462,489

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(4)(5)(6)(7)	950	$ 4,258,603
IAP Global Services, LLC(4)(5)(6)	1,627	7,293,418
		$ 11,552,021

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.0%(8)
LG Newco Holdco, Inc., Class A(6)(7)	250,979	$ 2,258,811
		$ 2,258,811
Electronics/Electrical — 0.0%(8)
Skillsoft Corp.(6)(7)	893,525	$ 1,099,036
		$ 1,099,036
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(5)(6)(7)	705,631	$ 0
		$ 0
Investment Companies — 0.0%(8)
Aegletes B.V.(6)(7)	116,244	$ 678,086
Jubilee Topco, Ltd., Class A(5)(6)(7)	2,897,167	0
		$ 678,086
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(6)(7)	36,829	$ 3,397,475
		$ 3,397,475
Oil and Gas — 0.0%(8)
AFG Holdings, Inc.(5)(6)(7)	498,342	$ 1,490,043
McDermott International, Ltd.(6)(7)	1,013,850	434,637
QuarterNorth Energy, Inc.(7)	4,707	656,921
		$ 2,581,601
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(6)(7)	1,204,044	$ 1,529,136
Cumulus Media, Inc., Class A(6)(7)	644,574	2,265,677
iHeartMedia, Inc., Class A(6)(7)	512,034	1,776,758
		$ 5,571,571
Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, LLC(5)(6)(7)	272,023	$ 0
Phillips Pet Holding Corp.(5)(6)(7)	2,590	196,185
		$ 196,185
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(5)(6)(7)	364,650	$ 3,518,873
		$ 3,518,873
Security	Shares	Value
Utilities — 0.0%(8)
Longview Intermediate Holdings, LLC, Class A(7)	149,459	$ 1,206,134
		$ 1,206,134
Total Common Stocks (identified cost $84,985,189)		$ 32,059,793

Corporate Bonds — 8.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,509,438
6.75%, 8/15/28(1)	3,175	3,228,312
		$ 4,737,750
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	17,175	$ 16,885,495
5.75%, 4/20/29(1)	12,875	12,251,530
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,422,537
4.625%, 4/15/29(1)	4,625	4,190,605
		$ 37,750,167
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	2,175	$ 2,232,857
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	1,895,317
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,879,365
		$ 8,007,539
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,150	$ 2,943,722
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	871,700
		$ 3,815,422
Business Equipment and Services — 0.9%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,075	$ 2,002,990
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	12,475	10,872,150
4.625%, 6/1/28(1)	23,725	20,635,054

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Business Equipment and Services (continued)
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		7,900	$ 7,872,931
5.75%, 4/15/26(1)		15,225	15,129,745
			$ 56,512,870
Chemicals — 0.2%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		925	$ 882,799
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	1,280,976
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,801,547
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		9,350	7,984,900
			$ 12,950,222
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		13,300	$ 12,530,927
			$ 12,530,927
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		6,650	$ 5,376,167
			$ 5,376,167
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,300	$ 2,259,685
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		5,150	4,641,463
4.375%, 10/15/28(1)		9,125	8,044,189
			$ 14,945,337
Diversified Financial Services — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$ 7,514,151
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		2,925	3,009,898
NFP Corp., 7.50%, 10/1/30(1)		2,925	2,869,564
			$ 13,393,613
Diversified Telecommunication Services — 1.1%
Altice France S.A.:
5.125%, 1/15/29(1)		1,300	$ 961,907
5.125%, 7/15/29(1)		57,625	42,656,947
5.50%, 10/15/29(1)		6,455	4,837,898
Level 3 Financing, Inc., 3.875%, 11/15/29(1)		11,225	8,207,908
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	5,574,810
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)		4,000	3,032,908
			$ 65,272,378
Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,418,275
		$ 8,418,275
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,163,181
		$ 5,163,181
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$ 6,068,694
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	15,758,755
		$ 21,827,449
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$ 6,315,678
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,862,312
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,084,536
		$ 9,262,526
Health Care — 0.6%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	22,800	$ 19,969,453
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	1,510,372
Tenet Healthcare Corp., 4.25%, 6/1/29	15,950	14,647,681
		$ 36,127,506
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 30,006,930
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,175,278
		$ 32,182,208
Household Products — 0.0%(8)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$ 995,891
		$ 995,891
Insurance — 0.0%(8)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 641,579
		$ 641,579
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$ 5,945,969

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Internet Software & Services (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,578,877
		$ 19,524,846
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$ 3,105,026
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	20,773,221
		$ 23,878,247
Machinery — 0.3%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	$ 11,801,762
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,884,427
		$ 15,686,189
Media — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(9)	6,753	$ 460,014
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	1,988,712
5.25%, 8/15/27(1)	2,125	1,681,255
6.375%, 5/1/26	2,896	2,488,867
8.375%, 5/1/27	5,248	3,468,362
Univision Communications, Inc.:
4.50%, 5/1/29(1)	9,125	7,872,712
7.375%, 6/30/30(1)	11,300	10,854,221
		$ 28,814,143
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	10,525	$ 10,488,163
		$ 10,488,163
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,522,351
		$ 4,522,351
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$ 5,932,845
		$ 5,932,845
Security	Principal Amount (000's omitted)	Value
Retail — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 13,655,403
		$ 13,655,403
Retailers (Except Food and Drug) — 0.0%(8)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,230,201
		$ 1,230,201
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,217,564
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	7,600	6,537,634
		$ 10,755,198
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,271,627
		$ 10,271,627
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$ 7,997,400
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,096,840
		$ 15,094,240
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$ 2,729,076
SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,034,076
		$ 6,763,152
Utilities — 0.0%(8)
Calpine Corp., 5.25%, 6/1/26(1)	1,109	$ 1,080,179
		$ 1,080,179
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$ 5,733,992
		$ 5,733,992
Total Corporate Bonds (identified cost $595,846,350)		$ 523,341,783

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,687,520
Total Exchange-Traded Funds (identified cost $19,593,026)		$ 17,687,520

Preferred Stocks — 0.2%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	13,348	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	17,394	$ 9,740,640
		$ 9,740,640
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(5)(6)(7)	7,852	$ 0
Series B, 10.00% (PIK)(5)(6)(7)	31,998	0
		$ 0
Total Preferred Stocks (identified cost $2,590,558)		$ 9,740,640

Senior Floating-Rate Loans — 79.4%(10)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.7%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	$ 4,848,402
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	1,243,180
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,850	4,008,989
Dynasty Acquisition Co., Inc.:
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		13,962	13,736,926
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		7,509	7,388,122
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.659%, (3 mo. USD LIBOR + 6.50%), 7/18/23(5)		6,730	5,337,958
TransDigm, Inc.:
Term Loan, 8.148%, (SOFR + 3.25%), 2/22/27		27,682	27,759,185
Term Loan, 8.148%, (SOFR + 3.25%), 8/24/28		16,123	16,134,997
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25		27,239	$ 25,059,910
			$ 105,517,669
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	$ 27,859,813
			$ 27,859,813
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 3/8/30		4,575	$ 4,557,844
			$ 4,557,844
Auto Components — 1.7%
Adient US, LLC, Term Loan, 8.268%, (1 mo. USD LIBOR + 3.25%), 4/10/28		5,523	$ 5,530,657
Clarios Global, L.P., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	24,804	27,053,743
DexKo Global, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	1,012	1,025,491
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	3,272	3,314,299
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	6,291	6,373,317
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28		13,439	12,834,484
Garrett LX I S.a.r.l., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	15,900	17,213,613
Garrett Motion, Inc., Term Loan, 4/28/30(11)		11,750	11,412,187
LTI Holdings, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 7/24/26		7,080	6,925,312
Truck Hero, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 1/31/28		15,273	13,936,525
			$ 105,619,628
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 7.082%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,385	$ 42,402,450
MajorDrive Holdings IV, LLC, Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28		10,458	10,206,177
			$ 52,608,627
Beverages — 0.2%
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28		5,781	$ 2,408,725

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28		11,741	$ 11,160,132
			$ 13,568,857
Biotechnology — 0.4%
Alkermes, Inc., Term Loan, 7.45%, (1 mo. USD LIBOR + 2.50%), 3/12/26		18,271	$ 17,950,981
Alltech, Inc., Term Loan, 9.097%, (SOFR + 4.00%), 10/13/28		4,760	4,617,552
Grifols Worldwide Operations USA, Inc., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 11/15/27		4,440	4,333,445
			$ 26,901,978
Building Products — 0.8%
Cornerstone Building Brands, Inc., Term Loan, 8.24%, (SOFR + 3.25%), 4/12/28		11,113	$ 10,112,727
CPG International, Inc., Term Loan, 7.582%, (SOFR + 2.50%), 4/28/29		13,706	13,667,583
LHS Borrower, LLC, Term Loan, 9.832%, (SOFR + 4.75%), 2/16/29		9,482	7,443,444
MI Windows and Doors, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/18/27		6,578	6,576,737
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29		3,907	3,785,330
Standard Industries, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 9/22/28		8,890	8,878,345
			$ 50,464,166
Capital Markets — 4.0%
Advisor Group, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 7/31/26		22,283	$ 22,184,316
AllSpring Buyer, LLC, Term Loan, 8.163%, (3 mo. USD LIBOR + 3.00%), 11/1/28		6,251	6,237,043
Aretec Group, Inc.:
Term Loan, 9.332%, (SOFR + 4.25%), 10/1/25		18,371	18,321,838
Term Loan, 3/8/30(11)		8,875	8,782,549
CeramTec AcquiCo GmbH, Term Loan, 6.448%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	13,649,970
Clipper Acquisitions Corp., Term Loan, 6.608%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,154	11,098,601
Edelman Financial Center, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 4/7/28		13,893	13,481,821
EIG Management Company, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 2/22/25		2,874	2,862,973
FinCo I, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 6/27/25		18,666	18,665,865
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Focus Financial Partners, LLC:
Term Loan, 7.482%, (SOFR + 2.50%), 6/30/28		9,928	$ 9,820,652
Term Loan, 8.232%, (SOFR + 3.25%), 6/30/28		17,389	17,309,715
Franklin Square Holdings, L.P., Term Loan, 7.332%, (SOFR + 2.35%), 8/1/25		6,231	6,215,765
Guggenheim Partners, LLC, Term Loan, 8.148%, (SOFR + 3.25%), 12/12/29		19,327	19,311,083
Hudson River Trading, LLC, Term Loan, 8.097%, (SOFR + 3.00%), 3/20/28		25,703	24,206,458
LPL Holdings, Inc., Term Loan, 6.653%, (SOFR + 1.75%), 11/12/26		15,867	15,852,117
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28		13,515	13,227,848
Victory Capital Holdings, Inc.:
Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26		13,437	13,387,665
Term Loan, 7.287%, (SOFR + 2.25%), 12/29/28		6,979	6,922,056
			$ 241,538,335
Chemicals — 4.5%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.898%, (SOFR + 3.00%), 12/20/29		18,739	$ 18,817,809
Chemours Company (The), Term Loan, 5.02%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	2,775	3,042,728
Colouroz Investment 1 GmbH:
Term Loan, 7.465%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	2,512	1,903,347
Term Loan, 7.466%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	20,592
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27		14,714	11,285,543
Flint Group GmbH:
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	276	208,912
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	24,132
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	54,949
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	108,874
Term Loan, 10.273%, (3 mo. USD LIBOR + 5.00%), 9.523% cash, 0.75% PIK, 9/21/23		1,388	952,554
Flint Group US, LLC, Term Loan, 10.273%, (3 mo. USD LIBOR + 5.00%), 9.523% cash, 0.75% PIK, 9/21/23		8,397	5,762,143
Gemini HDPE, LLC, Term Loan, 8.292%, (3 mo. USD LIBOR + 3.00%), 12/31/27		4,799	4,800,896
GEON Performance Solutions, LLC, Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 8/18/28		5,689	5,649,987

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28		9,440	$ 8,528,243
INEOS Enterprises Holdings II Limited, Term Loan, 5.948%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,168,092
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.49%, (SOFR + 3.50%), 8/28/26		5,014	4,994,855
INEOS Finance PLC, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,434,045
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	23,150	24,756,480
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,599,909
Term Loan, 8.832%, (SOFR + 3.75%), 3/14/30		5,000	4,993,750
INEOS Styrolution US Holding, LLC, Term Loan, 7.847%, (1 mo. USD LIBOR + 2.75%), 1/29/26		8,314	8,296,866
INEOS US Finance, LLC:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,827,406
Term Loan, 7.582%, (SOFR + 2.50%), 11/8/28		6,183	6,069,431
Term Loan, 8.568%, (SOFR + 3.50%), 2/18/30		9,325	9,323,060
Term Loan, 8.832%, (SOFR + 3.75%), 11/8/27		2,650	2,650,000
Kraton Corporation, Term Loan, 8.544%, (SOFR + 3.25%), 3/15/29		5,643	5,640,884
Kraton Polymers Holdings B.V., Term Loan, 6.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,575,755
Lonza Group AG:
Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	9,600	9,487,363
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28		17,820	16,497,670
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 6.38%, (1 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	12,485,071
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/29/27		4,754	4,749,885
Messer Industries GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,744	1,919,547
Term Loan, 7.66%, (SOFR + 2.50%), 3/2/26		8,698	8,696,411
Momentive Performance Materials, Inc., Term Loan, 9.482%, (SOFR + 4.50%), 3/29/28		9,525	9,507,141
Olympus Water US Holding Corporation:
Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28		3,967	3,774,815
Term Loan, 9.498%, (SOFR + 4.50%), 11/9/28		5,371	5,162,633
Orion Engineered Carbons GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,365,324
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Orion Engineered Carbons GmbH: (continued)
Term Loan, 7.309%, (3 mo. USD LIBOR + 2.15%), 9/24/28		4,457	$ 4,370,768
PQ Corporation, Term Loan, 7.645%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,712	8,698,592
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26		9,521	8,108,659
SCUR-Alpha 1503 GmbH, Term Loan, 3/30/30(11)		5,550	5,050,500
Spectrum Holdings III Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,501	5,274,558
Tronox Finance, LLC:
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 3/10/28		11,570	11,416,827
Term Loan, 8.148%, (SOFR + 3.25%), 4/4/29		3,638	3,621,576
			$ 274,678,582
Commercial Services & Supplies — 1.7%
Allied Universal Holdco, LLC, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	8,465	$ 8,844,123
Asplundh Tree Expert, LLC, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,239	8,218,153
Belfor Holdings, Inc., Term Loan, 9.232%, (SOFR + 4.25%), 4/6/26		2,600	2,600,472
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,093	16,575,347
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27		7,536	7,551,526
Harsco Corporation, Term Loan, 7.347%, (SOFR + 2.25%), 3/10/28		3,390	3,299,590
Monitronics International, Inc., Term Loan, 12.773%, (3 mo. USD LIBOR + 7.50%), 3/29/24		16,755	9,047,914
Phoenix Services International, LLC:
DIP Loan, 14.97%, (SOFR + 12.00%), 5/29/23(12)		1,016	975,771
DIP Loan, 16.982%, (SOFR + 12.00%), 5/29/23		2,112	2,027,548
Term Loan, 0.00%, 3/1/25(9)		6,587	753,943
Prime Security Services Borrower, LLC, Term Loan, 7.608%, (1 mo. USD LIBOR + 2.75%), 9/23/26		13,438	13,434,361
SITEL Group, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	7,009,869
SITEL Worldwide Corporation, Term Loan, 8.76%, (1 mo. USD LIBOR + 3.75%), 8/28/28		14,022	13,991,844
Tempo Acquisition, LLC, Term Loan, 7.982%, (SOFR + 3.00%), 8/31/28		2,475	2,476,741
TruGreen Limited Partnership, Term Loan, 9.082%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,008	3,705,165
			$ 100,512,367

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 11/1/28		4,709	$ 4,697,602
			$ 4,697,602
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 7.65%, (1 mo. USD LIBOR + 2.63%), 2/1/27		2,748	$ 2,735,440
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/18/29		19,110	19,057,996
			$ 21,793,436
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III B.V., Term Loan, 9/29/28(11)	EUR	5,725	$ 6,233,468
			$ 6,233,468
Containers & Packaging — 1.1%
Berlin Packaging, LLC, Term Loan, 8.616%, (USD LIBOR + 3.75%), 3/11/28(12)		2,916	$ 2,863,773
Kouti B.V.:
Term Loan, 5.873%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	29,250	30,554,597
Term Loan, 7.562%, (1 week EURIBOR + 4.75%), 8/31/28	EUR	4,475	4,924,841
Pregis TopCo Corporation:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 7/31/26		1,354	1,335,752
Term Loan, 8.847%, (SOFR + 3.75%), 7/31/26		1,974	1,948,575
Pretium PKG Holdings, Inc.:
Term Loan, 9.167%, (3 mo. USD LIBOR + 4.00%), 10/2/28		7,085	5,683,434
Term Loan - Second Lien, 11.863%, (3 mo. USD LIBOR + 6.75%), 10/1/29		6,675	4,138,500
Proampac PG Borrower, LLC, Term Loan, 8.976%, (USD LIBOR + 3.75%), 11/3/25(12)		10,977	10,832,478
Trident TPI Holdings, Inc., Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,691	5,537,652
			$ 67,819,602
Distributors — 0.4%
Autokiniton US Holdings, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 4/6/28		20,683	$ 20,348,741
Phillips Feed Service, Inc., Term Loan, 12.01%, (1 mo. USD LIBOR + 7.00%), 11/13/24(5)		473	378,439
Winterfell Financing S.a.r.l., Term Loan, 7.926%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,143,196
			$ 22,870,376
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 0.8%
Ascend Learning, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/11/28		11,350	$ 10,380,361
FrontDoor, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/17/28		860	845,359
KUEHG Corp.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25		28,487	28,344,696
Term Loan - Second Lien, 13.409%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,425	4,330,969
Sotheby's, Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,005	4,004,919
			$ 47,906,304
Diversified Financial Services — 0.2%
Concorde Midco, Ltd., Term Loan, 7.052%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,397,138
			$ 9,397,138
Diversified Telecommunication Services — 2.2%
CenturyLink, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/15/27		22,946	$ 15,657,181
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,639	9,446,335
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26		7,100	4,384,328
Level 3 Financing, Inc., Term Loan, 6.847%, (SOFR + 1.75%), 3/1/27		851	727,800
Telenet Financing USD, LLC, Term Loan, 6.948%, (1 mo. USD LIBOR + 2.00%), 4/30/28		12,325	12,079,597
Telenet International Finance S.a.r.l., Term Loan, 5.184%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,500	1,599,835
UPC Broadband Holding B.V.:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	5,230,653
Term Loan, 5.859%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	13,850	15,008,563
UPC Financing Partnership, Term Loan, 7.873%, (1 mo. USD LIBOR + 2.93%), 1/31/29		4,000	3,968,500
Virgin Media Bristol, LLC, Term Loan, 7.448%, (1 mo. USD LIBOR + 2.50%), 1/31/28		9,638	9,501,977
Virgin Media Ireland Limited, Term Loan, 6.397%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	8,500	9,090,255
Virgin Media SFA Finance Limited:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	5,625	6,028,707
Term Loan, 7.46%, (SONIA + 3.25%), 1/15/27	GBP	8,175	9,747,395
Term Loan, 7.46%, (SONIA + 3.25%), 11/15/27	GBP	600	714,358

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,120	$ 3,806,189
Ziggo B.V., Term Loan, 6.102%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	25,150	26,427,754
			$ 133,419,427
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 9.246%, (SOFR + 4.25%), 5/13/29		1,739	$ 1,740,686
Brookfield WEC Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/1/25		1,529	1,526,357
			$ 3,267,043
Electronic Equipment, Instruments & Components — 0.8%
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28		12,881	$ 11,399,881
II-VI Incorporated, Term Loan, 7.847%, (SOFR + 2.75%), 7/2/29		418	417,210
Minimax Viking GmbH, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,846	2,033,284
Mirion Technologies, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/20/28		1,727	1,726,610
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25		16,896	9,123,787
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,694	11,857,014
Verisure Holding AB, Term Loan, 6.262%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	12,450	13,208,560
			$ 49,766,346
Energy Equipment & Services — 0.6%
Ameriforge Group, Inc.:
Term Loan, 12.615%, (1 mo. USD LIBOR + 8.00%), 2/1/26(5)(13)		3,157	$ 2,841,582
Term Loan, 18.159%, (3 mo. USD LIBOR + 13.00%), 13.159% cash, 5.00% PIK, 2/1/26(5)		24,688	22,219,622
Lealand Finance Company B.V.:
Letter of Credit, 4.29%, 6/28/24(13)		9,039	7,728,661
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 6.025% cash, 3.00% PIK, 6/30/25		2,479	1,657,100
			$ 34,446,965
Engineering & Construction — 0.8%
Aegion Corporation, Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 5/17/28		15,837	$ 15,584,799
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27		500	495,893
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
APi Group DE, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 10/1/26		10,603	$ 10,604,810
Centuri Group, Inc., Term Loan, 7.459%, (USD LIBOR + 2.50%), 8/27/28(12)		8,342	8,290,138
Northstar Group Services, Inc.:
Term Loan, 10.491%, (SOFR + 5.50%), 11/12/26		1,988	1,987,500
Term Loan, 10.597%, (SOFR + 5.50%), 11/12/26		10,966	10,938,200
			$ 47,901,340
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., Term Loan, 7.946%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,548	$ 15,049,263
City Football Group Limited, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/21/28		8,270	8,104,491
Crown Finance US, Inc., DIP Loan, 15.049%, (SOFR + 10.10%), 9/7/23(12)		8,050	8,214,188
Formula One Holdings Limited., Term Loan, 8.232%, (SOFR + 3.25%), 1/15/30		2,500	2,507,553
Live Nation Entertainment, Inc., Term Loan, 6.796%, (SOFR + 1.75%), 10/17/26		5,600	5,550,713
Playtika Holding Corp., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/13/28		24,653	24,571,859
Renaissance Holding Corp.:
Term Loan, 9.732%, (1 mo. USD LIBOR + 4.75%), 4/5/30		11,025	10,842,404
Term Loan - Second Lien, 12.025%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,125,060
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26		7,243	7,234,170
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	434	438,321
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	2,934	1,778,006
			$ 87,416,028
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,654	$ 3,645,527
			$ 3,645,527
Financial Services — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(9)		19,573	$ 2,152,988
Walker & Dunlop, Inc., Term Loan, 7.332%, (SOFR + 2.25%), 12/16/28		12,887	12,779,489
			$ 14,932,477

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 9.768%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,575	$ 5,892,732
Badger Buyer Corp., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/30/24		4,801	3,856,500
CHG PPC Parent, LLC, Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,159,725
Del Monte Foods, Inc., Term Loan, 9.314%, (SOFR + 4.25%), 5/16/29		6,309	6,208,241
Froneri International, Ltd.:
Term Loan, 5.067%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,574,044
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 1/29/27		4,716	4,660,255
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29		8,033	8,046,148
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28		4,259	4,222,755
United Petfood Group B.V., Term Loan, 6.038%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	8,400	8,908,865
Valeo F1 Company Limited (Ireland):
Term Loan, 7.239%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	8,550	8,083,431
Term Loan, 8.927%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,552,774
			$ 56,165,470
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28		22,243	$ 22,226,083
			$ 22,226,083
Health Care Equipment & Supplies — 1.0%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27		6,678	$ 6,218,753
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		6,691	6,289,892
Gloves Buyer, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,184	11,696,624
ICU Medical, Inc., Term Loan, 7.548%, (SOFR + 2.50%), 1/8/29		7,400	7,345,518
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28		28,401	22,153,048
Medline Borrower, L.P., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/23/28		8,657	8,418,136
			$ 62,121,971
Health Care Providers & Services — 4.3%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28		13,751	$ 13,716,251
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Biogroup-LCD, Term Loan, 5.602%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	10,650	$ 10,730,410
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26		13,770	9,914,191
CAB, Term Loan, 5.852%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,150	7,311,330
Cano Health, LLC, Term Loan, 9.082%, (SOFR + 4.00%), 11/23/27		7,263	5,792,616
CCRR Parent, Inc., Term Loan, 8.78%, (1 mo. USD LIBOR + 3.75%), 3/6/28		4,733	4,638,394
Cerba Healthcare S.A.S.:
Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	18,925	19,148,695
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 2/15/29	EUR	8,225	8,522,579
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27		12,896	7,383,103
Dedalus Finance GmbH, Term Loan, 6.969%, (3 mo. EURIBOR + 3.75%), 7/17/27	EUR	3,350	3,331,458
Elsan S.A.S., Term Loan, 6.103%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	4,388,411
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.88%), 3/31/27		5,436	4,375,933
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27		38,369	5,659,480
IVC Acquisition, Ltd.:
Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	9,100	9,629,682
Term Loan, 7.703%, (SONIA + 4.50%), 2/13/26	GBP	950	1,131,232
Medical Solutions Holdings, Inc.:
Term Loan, 8.24%, (SOFR + 3.25%), 11/1/28		13,814	13,419,286
Term Loan - Second Lien, 11.99%, (SOFR + 7.00%), 11/1/29		9,500	8,597,500
Mehilainen Yhtiot Oy, Term Loan, 6.54%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,025	6,471,317
Midwest Physician Administrative Services, LLC, Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 3/12/28		1,416	1,342,467
National Mentor Holdings, Inc.:
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28		334	258,216
Term Loan, 8.815%, (SOFR + 3.75%), 3/2/28(12)		12,314	9,528,219
Term Loan - Second Lien, 12.248%, (SOFR + 7.25%), 3/2/29		5,525	3,315,000
Option Care Health, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/27/28		3,342	3,342,289
Pediatric Associates Holding Company, LLC:
Term Loan, 7.516%, (1 mo. USD LIBOR + 3.25%), 12/29/28(13)		147	145,564

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pediatric Associates Holding Company, LLC: (continued)
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/29/28		967	$ 956,726
Phoenix Guarantor, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/5/26		16,319	16,070,737
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 3/5/26		5,389	5,306,811
Radiology Partners, Inc., Term Loan, 9.347%, (SOFR + 4.25%), 7/9/25		16,962	12,566,034
Ramsay Generale de Sante S.A., Term Loan, 6.261%, (3 mo. EURIBOR + 3.05%), 4/22/27	EUR	6,600	7,251,329
Select Medical Corporation, Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 3/6/25		45,148	45,085,510
Sound Inpatient Physicians:
Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		199	151,455
Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		2,333	1,783,621
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,316,660
TTF Holdings, LLC, Term Loan, 9.063%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,083	5,082,594
U.S. Anesthesia Partners, Inc., Term Loan, 9.098%, (1 mo. USD LIBOR + 4.25%), 10/1/28		3,946	3,786,688
			$ 262,451,788
Health Care Technology — 1.0%
Bracket Intermediate Holding Corp., Term Loan, 9.287%, (3 mo. USD LIBOR + 4.25%), 9/5/25		4,531	$ 4,498,608
Certara, L.P., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,818	1,806,265
GHX Ultimate Parent Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/28/24		3,394	3,382,272
Imprivata, Inc.:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 12/1/27		11,262	10,933,173
Term Loan, 9.232%, (SOFR + 4.25%), 12/1/27		3,275	3,222,538
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/18/28		16,310	14,081,177
Term Loan - Second Lien, 11.775%, (1 mo. USD LIBOR + 6.75%), 12/17/29		8,775	5,278,707
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27		10,106	9,171,067
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25		10,000	10,000,890
			$ 62,374,697
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 3.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/19/26		21,522	$ 21,358,657
Carnival Corporation:
Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,835	9,705,077
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/18/28		34,587	34,082,803
ClubCorp Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/18/24		21,048	19,940,261
GVC Holdings (Gibraltar) Limited, Term Loan, 6.74%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	20,694	22,820,243
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.27%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,379	4,666,445
Playa Resorts Holding B.V., Term Loan, 9.14%, (SOFR + 4.25%), 1/5/29		18,005	17,999,870
Scientific Games International, Inc., Term Loan, 7.981%, (SOFR + 3.00%), 4/14/29		7,444	7,443,750
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 8/25/28		14,899	14,861,376
Stars Group Holdings B.V. (The):
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	12,307,087
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,194	29,177,766
			$ 194,363,335
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28		18,668	$ 14,807,602
Libbey Glass, Inc., Term Loan, 13.461%, (SOFR + 8.50%), 8.711% cash, 4.75% PIK, 11/22/27		14,305	14,376,950
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(9)		13,330	13,213,223
Term Loan - Second Lien, 0.00%, 8/10/23(9)		44,026	26,195,398
Solis IV B.V.:
Term Loan, 6.67%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	5,693	5,843,332
Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29		13,787	12,514,436
Spectrum Brands, Inc., Term Loan, 6.96%, (3 mo. USD LIBOR + 2.00%), 3/3/28		4,165	4,131,159
			$ 91,082,100
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 12/22/27		6,541	$ 6,516,848

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products (continued)
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26		8,027	$ 7,841,973
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26		5,086	5,022,055
Nobel Bidco B.V., Term Loan, 5.942%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	11,029,155
			$ 30,410,031
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corporation:
Term Loan, 7.03%, (1 mo. USD LIBOR + 2.00%), 4/5/26		2,313	$ 2,307,925
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 12/16/27		6,160	6,145,836
			$ 8,453,761
Industrial Conglomerates — 0.3%
Rain Carbon GmbH, Term Loan, 5.969%, (3 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,625	$ 16,700,679
			$ 16,700,679
Insurance — 0.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.376%, (SOFR + 3.50%), 11/5/27		3,778	$ 3,755,218
Term Loan, 8.51%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,232	13,148,202
AssuredPartners, Inc.:
Term Loan, 8.482%, (SOFR + 3.50%), 2/12/27		5,321	5,250,302
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,093	3,046,026
Financiere CEP S.A.S., Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	4,125	4,444,206
Hub International Limited:
Term Loan, 8.021%, (USD LIBOR + 3.00%), 4/25/25(12)		9,017	9,012,873
Term Loan, 8.511%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,361	5,359,067
NFP Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 2/15/27		13,360	13,107,293
			$ 57,123,187
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.015%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	5,877	$ 6,470,260
Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28		2,137	2,141,613
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Buzz Finco, LLC:
Term Loan, 7.832%, (1 mo. USD LIBOR + 2.75%), 1/29/27		1,972	$ 1,972,156
Term Loan, 8.332%, (SOFR + 2.25%), 1/29/27		435	435,057
Foundational Education Group, Inc., Term Loan, 8.91%, (SOFR + 3.75%), 8/31/28		5,162	4,542,654
Getty Images, Inc.:
Term Loan, 8.063%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,442,947
Term Loan, 9.503%, (SOFR + 4.50%), 2/19/26(12)		15,870	15,899,477
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,421,781
			$ 40,325,945
IT Services — 4.1%
Asurion, LLC:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/23/26		546	$ 513,329
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/31/27		8,976	8,315,893
Term Loan, 9.082%, (SOFR + 4.00%), 8/19/28		9,104	8,476,220
Term Loan, 9.332%, (SOFR + 4.25%), 8/19/28		7,136	6,674,851
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/31/28		15,790	13,305,538
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/20/29		2,375	1,990,877
Cyxtera DC Holdings, Inc.:
Term Loan, 8.068%, (3 mo. USD LIBOR + 3.00%), 5/1/24		27,147	20,371,800
Term Loan, 9.068%, (3 mo. USD LIBOR + 4.00%), 5/1/24		9,711	7,218,578
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28		19,908	18,698,240
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27		50,721	48,977,438
Go Daddy Operating Company, LLC, Term Loan, 8.232%, (SOFR + 3.25%), 11/9/29		44,953	45,060,526
Informatica, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 2.75%), 10/27/28		31,754	31,707,952
NAB Holdings, LLC, Term Loan, 8.048%, (SOFR + 3.00%), 11/23/28		14,425	14,256,931
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		16,347	6,872,470
team.blue Finco S.a.r.l., Term Loan, 6.715%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	11,150	11,892,012
WEX, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/31/28		3,920	3,918,601
			$ 248,251,256

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.4%
Amer Sports Oyj, Term Loan, 7.898%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	11,925	$ 12,893,785
Fender Musical Instruments Corporation, Term Loan, 8.99%, (SOFR + 4.00%), 12/1/28		2,273	2,116,745
Hayward Industries, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,101	8,864,488
SRAM, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 5/18/28		1,930	1,904,592
			$ 25,779,610
Life Sciences Tools & Services — 2.3%
Avantor Funding, Inc., Term Loan, 5.515%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	19,355	$ 21,295,781
Cambrex Corporation, Term Loan, 8.482%, (SOFR + 3.50%), 12/4/26		324	322,409
Catalent Pharma Solutions, Inc., Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,029	1,023,855
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26(12)		17,355	15,181,381
ICON Luxembourg S.a.r.l., Term Loan, 7.41%, (SOFR + 2.25%), 7/3/28		52,986	53,002,844
IQVIA, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,474,866
LGC Group Holdings, Ltd., Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	5,775	6,071,818
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/21/27		1,128	1,085,752
PRA Health Sciences, Inc., Term Loan, 7.126%, (SOFR + 2.25%), 7/3/28		13,202	13,205,862
Sotera Health Holdings, LLC, Term Loan, 8.023%, (3 mo. USD LIBOR + 2.75%), 12/11/26		17,828	17,404,722
			$ 141,069,290
Machinery — 2.8%
AI Alpine AT Bidco GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$ 6,614,157
AI Aqua Merger Sub, Inc., Term Loan, 8.584%, (SOFR + 3.75%), 7/31/28		6,591	6,434,609
Albion Financing 3 S.a.r.l.:
Term Loan, 10.347%, (SOFR + 5.50%), 8/17/26		3,525	3,472,125
Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26		3,479	3,412,570
Ali Group North America Corporation, Term Loan, 7.097%, (SOFR + 2.00%), 7/30/29		16,063	16,008,554
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (3 mo. USD LIBOR + 3.50%), 10/8/27		252	250,615
American Trailer World Corp., Term Loan, 8.832%, (SOFR + 3.75%), 3/3/28		13,302	11,556,467
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group, LLC, Term Loan, 10.24%, (SOFR + 5.25%), 2/8/29		20,528	$ 18,110,539
Clark Equipment Company, Term Loan, 7.498%, (SOFR + 2.50%), 4/20/29		11,484	11,484,000
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,330	22,793,700
Delachaux Group S.A., Term Loan, 9.773%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,208	4,102,312
Engineered Machinery Holdings, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,712	11,537,843
Term Loan - Second Lien, 11.159%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,842,500
EWT Holdings III Corp., Term Loan, 7.347%, (SOFR + 2.25%), 4/1/28		3,500	3,482,378
Filtration Group Corporation, Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,931	3,213,285
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28		4,169	4,018,122
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		11,640	11,226,405
Pro Mach Group, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/31/28		2,813	2,809,771
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.015%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	1,000	1,059,202
Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29		2,275	2,264,574
SPX Flow, Inc., Term Loan, 9.582%, (SOFR + 4.50%), 4/5/29		4,623	4,470,842
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,352,088
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	6,067
Zephyr German BidCo GmbH, Term Loan, 6.645%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	11,775	12,043,204
			$ 172,565,929
Media — 1.7%
Charter Communications Operating, LLC, Term Loan, 6.795%, (SOFR + 1.75%), 2/1/27(12)		3,616	$ 3,568,214
CSC Holdings, LLC:
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 7/17/25		20,221	19,348,868
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	3,893
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26(9)		4,166	3,794,770

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Diamond Sports Group, LLC: (continued)
Term Loan - Second Lien, 8.167%, (SOFR + 3.25%), 8/24/26(9)	23,068	$ 1,741,610
Gray Television, Inc., Term Loan, 7.918%, (1 mo. USD LIBOR + 3.00%), 12/1/28	1,037	1,016,547
Hubbard Radio, LLC, Term Loan, 9.28%, (1 mo. USD LIBOR + 4.25%), 3/28/25	6,076	4,982,375
iHeartCommunications, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 5/1/26	2,365	2,056,866
Magnite, Inc., Term Loan, 10.043%, (USD LIBOR + 5.00%), 4/28/28(12)	1,338	1,294,900
Mission Broadcasting, Inc., Term Loan, 7.348%, (1 mo. USD LIBOR + 2.50%), 6/2/28	3,635	3,631,615
Nexstar Broadcasting, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,623	3,617,832
Recorded Books, Inc., Term Loan, 8.996%, (SOFR + 4.00%), 8/29/25	9,877	9,856,403
Sinclair Television Group, Inc.:
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,200	5,574,948
Term Loan, 8.03%, (1 mo. USD LIBOR + 3.00%), 4/1/28	22,788	19,391,305
Univision Communications, Inc.:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/15/24	7,012	7,023,061
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,281	18,191,625
		$ 105,094,832
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan, 21.268%, (3 mo. USD LIBOR + 16.00%), 18.268% cash, 3.00% PIK, 9/16/25	435	$ 437,207
Dynacast International, LLC:
Term Loan, 9.458%, (3 mo. USD LIBOR + 4.50%), 7/22/25	15,259	14,191,103
Term Loan, 13.958%, (3 mo. USD LIBOR + 9.00%), 10/22/25	3,049	2,302,267
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29	4,183	3,677,920
WireCo WorldGroup, Inc., Term Loan, 9.25%, (1 mo. USD LIBOR + 4.25%), 11/13/28	6,202	6,170,745
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27	15,397	15,265,134
		$ 42,044,376
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.0%
Centurion Pipeline Company, LLC:
Term Loan, 10.25%, (USD Prime + 3.25%), 9/29/25		3,120	$ 3,127,014
Term Loan, 11.00%, (USD Prime + 4.00%), 9/28/25		1,629	1,632,430
GIP II Blue Holding, L.P., Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 9/29/28		15,014	15,006,304
Matador Bidco S.a.r.l., Term Loan, 9.582%, (SOFR + 4.50%), 10/15/26		32,191	32,058,209
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25		5,323	5,323,405
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.025%, (1 mo. USD LIBOR + 8.00%), 8/27/26		5,729	5,714,832
			$ 62,862,194
Personal Products — 0.1%
Rainbow Finco S.a.r.l., Term Loan, 6.697%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	2,925	$ 3,094,137
			$ 3,094,137
Pharmaceuticals — 1.7%
Aenova Holding GmbH, Term Loan, 7.332%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 981,354
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	13,000	14,132,855
Akorn, Inc., Term Loan, 0.00%, 10/1/25(9)		2,996	733,965
Amneal Pharmaceuticals, LLC, Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 5/4/25		3,681	3,462,973
Bausch Health Companies, Inc., Term Loan, 10.24%, (SOFR + 5.25%), 2/1/27		18,347	14,831,444
Elanco Animal Health Incorporated, Term Loan, 6.653%, (SOFR + 1.75%), 8/1/27		4,909	4,783,372
Horizon Therapeutics USA, Inc.:
Term Loan, 6.813%, (1 mo. USD LIBOR + 1.75%), 3/15/28		6,662	6,659,383
Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,800,855
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28		7,036	7,035,059
Mallinckrodt International Finance S.A.:
Term Loan, 10.198%, (1 mo. USD LIBOR + 5.25%), 9/30/27		31,419	22,567,526
Term Loan, 10.448%, (1 mo. USD LIBOR + 5.50%), 9/30/27		9,953	7,141,078

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
PharmaZell GmbH, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	$ 1,917,307
Recipharm AB, Term Loan, 5.882%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	13,725	14,173,641
			$ 106,220,812
Professional Services — 2.4%
AlixPartners, LLP, Term Loan, 6.24%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,455	$ 3,762,504
APFS Staffing Holdings, Inc., Term Loan, 8.97%, (SOFR + 4.00%), 12/29/28(12)		3,688	3,643,958
Apleona Holding GmbH, Term Loan, 6.442%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	7,525	7,967,907
CoreLogic, Inc., Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 6/2/28		14,171	12,755,286
Corporation Service Company, Term Loan, 8.332%, (SOFR + 3.25%), 11/2/29		4,883	4,888,744
Deerfield Dakota Holding, LLC, Term Loan, 8.648%, (SOFR + 3.75%), 4/9/27		9,960	9,654,882
EAB Global, Inc., Term Loan, 8.871%, (USD LIBOR + 3.50%), 8/16/28(12)		14,467	14,154,940
Employbridge Holding Company, Term Loan, 9.926%, (3 mo. USD LIBOR + 4.75%), 7/19/28		20,705	17,523,940
First Advantage Holdings, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,849,483
Neptune Bidco U.S., Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29		8,050	7,209,781
Rockwood Service Corporation, Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 1/23/27		5,442	5,438,005
TMF Group Holding B.V., Term Loan, 5/5/28(11)		4,650	4,620,938
Trans Union, LLC:
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/16/26		2,485	2,478,749
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 12/1/28		40,129	40,078,918
Vaco Holdings, LLC, Term Loan, 10.048%, (SOFR + 5.00%), 1/21/29		3,678	3,669,242
			$ 143,697,277
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/21/25		12,323	$ 12,116,499
Term Loan, 8.332%, (SOFR + 3.25%), 1/31/30		10,544	10,286,572
RE/MAX International, Inc., Term Loan, 7.563%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,334	15,399,950
			$ 37,803,021
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail — 2.2%
Avis Budget Car Rental, LLC:
Term Loan, 6.847%, (SOFR + 1.75%), 8/6/27	30,399	$ 30,170,660
Term Loan, 8.582%, (SOFR + 3.50%), 3/16/29	4,125	4,133,250
Grab Holdings, Inc., Term Loan, 9.53%, (1 mo. USD LIBOR + 4.50%), 1/29/26	15,465	15,455,247
Hertz Corporation (The):
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	17,194	17,165,609
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	3,298	3,292,679
Uber Technologies, Inc., Term Loan, 7.87%, (SOFR + 2.75%), 3/3/30	58,465	58,318,629
XPO Logistics, Inc., Term Loan, 6.621%, (1 mo. USD LIBOR + 1.75%), 2/24/25	4,275	4,272,815
		$ 132,808,889
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	10,716	$ 10,456,143
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30	6,650	5,897,719
Bright Bidco B.V., Term Loan, 4.045%, (SOFR + 1.00%), 10/31/27	3,533	2,243,603
Entegris, Inc., Term Loan, 7.661%, (SOFR + 2.75%), 7/6/29(12)	2,494	2,497,907
MACOM Technology Solutions Holdings, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 5/17/24	555	554,718
MaxLinear, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/23/28	2,955	2,944,275
MKS Instruments, Inc., Term Loan, 7.814%, (SOFR + 2.75%), 8/17/29	17,859	17,822,470
Synaptics Incorporated, Term Loan, 7.399%, (6 mo. USD LIBOR + 2.25%), 12/2/28	2,770	2,759,862
Ultra Clean Holdings, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 8/27/25	1,946	1,950,137
		$ 47,126,834
Software — 12.7%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26	43,880	$ 44,016,774
Aptean, Inc.:
Term Loan, 9.221%, (SOFR + 4.25%), 4/23/26	21,828	21,137,640
Term Loan - Second Lien, 12.082%, (SOFR + 7.10%), 4/23/27	6,550	6,116,063
Astra Acquisition Corp.:
Term Loan, 10.275%, (1 mo. USD LIBOR + 5.25%), 10/25/28	5,017	4,096,853

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan - Second Lien, 13.90%, (1 mo. USD LIBOR + 8.88%), 10/25/29		20,170	$ 13,312,299
Banff Merger Sub, Inc.:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,919	2,089,201
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/2/25		682	674,696
Term Loan - Second Lien, 10.525%, (1 mo. USD LIBOR + 5.50%), 2/27/26		3,191	3,095,452
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29		19,925	19,928,171
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,456	16,548,262
Cloudera, Inc.:
Term Loan, 8.832%, (SOFR + 3.75%), 10/8/28		23,351	22,573,947
Term Loan - Second Lien, 11.082%, (SOFR + 6.00%), 10/8/29		2,950	2,625,500
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28		5,056	4,783,405
Cornerstone OnDemand, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,543	13,813,841
Delta TopCo, Inc., Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27		10,972	10,519,048
E2open, LLC, Term Loan, 8.566%, (USD LIBOR + 3.50%), 2/4/28(12)		16,257	16,218,314
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27		19,305	19,110,225
Epicor Software Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/30/27		39,803	39,373,424
Finastra USA, Inc.:
Term Loan, 8.655%, (3 mo. USD LIBOR + 3.50%), 6/13/24		39,204	37,447,085
Term Loan - Second Lien, 12.405%, (3 mo. USD LIBOR + 7.25%), 6/13/25		25,750	21,879,466
Fiserv Investment Solutions, Inc., Term Loan, 8.946%, (SOFR + 4.00%), 2/18/27		5,837	5,669,611
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,284	14,752,360
Hyland Software, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 7/1/24		47,534	47,290,231
Term Loan - Second Lien, 11.275%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,687,109
IGT Holding IV AB:
Term Loan, 6.415%, (3 mo. EURIBOR + 3.40%), 3/31/28	EUR	6,205	6,668,753
Term Loan, 8.462%, (SOFR + 3.40%), 3/31/28		4,036	4,035,677
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ivanti Software, Inc.:
Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27		3,910	$ 3,164,098
Term Loan - Second Lien, 12.212%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	5,984,063
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28		23,221	19,668,338
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29		16,175	12,373,875
Marcel LUX IV S.a.r.l.:
Term Loan, 6.552%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,430,167
Term Loan, 8.18%, (SOFR + 3.25%), 3/15/26		11,537	11,464,990
Term Loan, 8.93%, (SOFR + 4.00%), 12/31/27		731	726,759
Maverick Bidco, Inc., Term Loan, 9.057%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,014	10,619,579
McAfee, LLC, Term Loan, 8.653%, (SOFR + 3.75%), 3/1/29		19,853	18,782,052
MH Sub I, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 9/13/24		4,327	4,319,124
N-Able International Holdings II, LLC, Term Loan, 7.953%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,270	1,260,954
NortonLifeLock, Inc., Term Loan, 7.082%, (SOFR + 2.00%), 9/12/29		1,578	1,563,725
Open Text Corporation, Term Loan, 8.582%, (SOFR + 3.50%), 1/31/30		25,187	25,202,617
Panther Commercial Holdings, L.P., Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 1/7/28		20,948	20,385,408
Polaris Newco, LLC:
Term Loan, 7.242%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,520	8,302,926
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28		2,957	2,746,625
Proofpoint, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 8/31/28		7,951	7,795,723
Quest Software US Holdings, Inc., Term Loan, 9.445%, (SOFR + 4.25%), 2/1/29		16,294	14,030,355
RealPage, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/24/28		10,773	10,481,975
Red Planet Borrower, LLC, Term Loan, 8.322%, (SOFR + 3.75%), 10/2/28		15,268	10,572,829
Redstone Holdco 2 L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28		18,832	16,042,602
Sabre GLBL, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,998	4,718,654
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		3,763	2,939,766

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Skillsoft Corporation, Term Loan, 10.197%, (SOFR + 5.25%), 7/14/28		10,422	$ 8,941,978
SolarWinds Holdings, Inc., Term Loan, 8.982%, (SOFR + 4.00%), 2/5/27		17,275	17,286,989
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27		23,309	23,047,013
SurveyMonkey, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 10/10/25		11,375	11,346,963
Turing Midco, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 3/24/28		472	471,766
Ultimate Software Group, Inc. (The), Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26		45,801	44,695,165
Veritas US, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 9/1/25		7,639	5,893,545
Vision Solutions, Inc., Term Loan, 9.255%, (3 mo. USD LIBOR + 4.00%), 4/24/28		28,476	25,394,727
VS Buyer, LLC, Term Loan, 7.903%, (SOFR + 3.00%), 2/28/27		13,860	13,704,509
			$ 772,823,266
Specialty Retail — 2.0%
Belron Finance US, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 2.43%), 4/13/28		7,669	$ 7,667,542
Belron Luxembourg S.a.r.l., Term Loan, 5.045%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	3,927,803
Boels Topholding B.V., Term Loan, 6.01%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	8,450,770
David's Bridal, Inc.:
Term Loan, 12.273%, (3 mo. USD LIBOR + 7.00%), 12/31/24(5)(9)		4,866	0
Term Loan, 15.273%, (3 mo. USD LIBOR + 10.00%), 10.273% cash, 5.00% PIK, 6/23/23(5)(9)		4,014	0
Etraveli Holding AB, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	7,844	8,581,215
Great Outdoors Group, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/6/28		29,960	29,769,719
Harbor Freight Tools USA, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/19/27		17,879	17,409,721
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29		2,653	2,629,821
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27		13,937	13,896,309
LIDS Holdings, Inc., Term Loan, 10.393%, (SOFR + 5.50%), 12/14/26		5,421	5,150,039
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28		15,951	$ 14,844,348
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28		12,289	12,226,152
			$ 124,553,439
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.78%, (3 mo. USD LIBOR + 2.50%), 8/28/26		8,881	$ 8,782,855
			$ 8,782,855
Trading Companies & Distributors — 3.0%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.082%, (SOFR + 2.00%), 1/15/27		13,552	$ 13,517,981
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.703%, (1 mo. USD LIBOR + 1.75%), 1/15/25		26,082	25,988,015
Term Loan, 7.203%, (1 mo. USD LIBOR + 2.25%), 12/1/27		14,888	14,888,000
DXP Enterprises, Inc., Term Loan, 9.955%, (3 mo. USD LIBOR + 5.25%), 12/23/27		7,909	7,869,747
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		15,677	15,324,382
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27		10,802	10,102,667
Patagonia Bidco Limited, Term Loan, 8.678%, (SONIA + 5.25%), 11/1/28	GBP	20,400	22,849,606
PEARLS (Netherlands) Bidco B.V., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,449,423
Quimper AB, Term Loan, 5.977%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	18,175	19,428,733
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28		43,729	36,498,249
SRS Distribution, Inc.:
Term Loan, 8.471%, (SOFR + 3.50%), 6/2/28		5,012	4,787,606
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 6/2/28		4,278	4,092,908
			$ 181,797,317
Transportation Infrastructure — 0.0%(8)
Brown Group Holding, LLC, Term Loan, 8.778%, (SOFR + 3.75%), 7/2/29		1,070	$ 1,066,877
			$ 1,066,877

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/28/24	13,983	$ 12,707,130
		$ 12,707,130
Total Senior Floating-Rate Loans (identified cost $5,241,387,088)		$4,833,289,333

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	1,791,400	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(5)(6)(7)	51,888	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(14)	149,198,674	$ 149,198,674
Total Short-Term Investments (identified cost $149,198,674)		$ 149,198,674
Total Investments — 96.0% (identified cost $6,413,556,860)		$5,846,780,232
Less Unfunded Loan Commitments — (0.2)%		$ (9,362,296)
Net Investments — 95.8% (identified cost $6,404,194,564)		$5,837,417,936
Other Assets, Less Liabilities — 4.2%		$ 251,414,628
Net Assets — 100.0%		$6,088,832,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $784,199,362 or 12.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2023.
(4)	Affiliated company (see Note 7).
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Amount is less than 0.05%.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(12)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $8,021,271. See Note 1F for description.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,000,000	USD	10,994,787	Citibank, N.A.	5/3/23	$ 24,217	$ —
USD	305,530,801	EUR	280,766,698	Standard Chartered Bank	5/3/23	—	(3,846,149)
EUR	12,000,000	USD	12,877,468	Bank of America, N.A.	5/31/23	366,710	—
EUR	12,000,000	USD	12,718,040	HSBC Bank USA, N.A.	5/31/23	526,137	—
GBP	1,200,000	USD	1,422,597	State Street Bank and Trust Company	5/31/23	86,430	—
USD	4,866,736	EUR	4,500,000	Bank of America, N.A.	5/31/23	—	(99,830)
USD	59,427,780	EUR	56,023,363	Citibank, N.A.	5/31/23	—	(2,404,166)
USD	59,431,309	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,400,636)
USD	59,429,219	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,402,726)
USD	59,427,354	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,404,592)
USD	59,413,858	EUR	56,023,364	State Street Bank and Trust Company	5/31/23	—	(2,418,088)
USD	84,616	GBP	70,642	Bank of America, N.A.	5/31/23	—	(4,219)
USD	46,716,193	GBP	39,012,920	State Street Bank and Trust Company	5/31/23	—	(2,343,432)
USD	299,434,924	EUR	270,766,698	Standard Chartered Bank	6/2/23	561,284	—
EUR	13,000,000	USD	13,797,317	Bank of America, N.A.	6/30/23	574,728	—
EUR	17,000,000	USD	18,738,021	Standard Chartered Bank	6/30/23	56,193	—
EUR	23,000,000	USD	25,462,596	Standard Chartered Bank	6/30/23	—	(35,131)
USD	23,758,418	EUR	21,555,690	Bank of America, N.A.	6/30/23	—	(72,301)
USD	18,821,927	EUR	17,277,685	Bank of America, N.A.	6/30/23	—	(279,279)
USD	45,732,456	EUR	42,000,000	Goldman Sachs International	6/30/23	—	(700,307)
USD	45,747,282	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(685,481)
USD	45,745,526	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(687,236)
USD	45,738,588	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(694,175)
USD	45,735,833	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(696,930)
						$2,195,699	$(22,174,678)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $6,252,650,482)	$ 5,676,667,241
Affiliated investments, at value (identified cost $151,544,082)	160,750,695
Cash	37,896,723
Deposits for derivatives collateral — forward foreign currency exchange contracts	22,210,000
Foreign currency, at value (identified cost $19,394,797)	19,379,161
Interest receivable	42,049,866
Dividends receivable from affiliated investments	362,496
Receivable for investments sold	188,196,596
Receivable for open forward foreign currency exchange contracts	2,195,699
Prepaid upfront fees on notes payable	982,710
Other receivables	2,084,589
Prepaid expenses	112,458
Other assets	2,677,658
Total assets	$6,155,565,892
Liabilities
Payable for investments purchased	$ 36,445,705
Payable for when-issued securities	3,465,000
Payable for open forward foreign currency exchange contracts	22,174,678
Payable to affiliates:
Investment adviser fee	2,578,050
Trustees' fees	9,222
Accrued expenses	2,060,673
Total liabilities	$ 66,733,328
Net Assets applicable to investors' interest in Portfolio	$6,088,832,564

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 1,895,676
Dividend income from affiliated investments	2,533,621
Interest and other income	297,813,191
Total investment income	$ 302,242,488
Expenses
Investment adviser fee	$ 17,850,462
Trustees’ fees and expenses	54,431
Custodian fee	679,913
Legal and accounting services	523,250
Interest expense and fees	1,339,752
Miscellaneous	184,371
Total expenses	$ 20,632,179
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 100,048
Total expense reductions	$ 100,048
Net expenses	$ 20,532,131
Net investment income	$ 281,710,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (110,035,829)
Foreign currency transactions	3,464,692
Forward foreign currency exchange contracts	(66,645,266)
Net realized loss	$(173,216,403)
Change in unrealized appreciation (depreciation):
Investments	$ 320,987,920
Investments - affiliated investments	2,866,857
Foreign currency	1,011,657
Forward foreign currency exchange contracts	(16,964,174)
Net change in unrealized appreciation (depreciation)	$ 307,902,260
Net realized and unrealized gain	$ 134,685,857
Net increase in net assets from operations	$ 416,396,214

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 281,710,357	$ 418,622,273
Net realized gain (loss)	(173,216,403)	59,718,560
Net change in unrealized appreciation (depreciation)	307,902,260	(831,891,859)
Net increase (decrease) in net assets from operations	$ 416,396,214	$ (353,551,026)
Capital transactions:
Contributions	$ 101,543,748	$ 2,094,290,768
Withdrawals	(2,530,237,916)	(2,626,390,995)
Net decrease in net assets from capital transactions	$(2,428,694,168)	$ (532,100,227)
Net decrease in net assets	$(2,012,297,954)	$ (885,651,253)
Net Assets
At beginning of period	$ 8,101,130,518	$ 8,986,781,771
At end of period	$ 6,088,832,564	$ 8,101,130,518

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.57% (1)(2)	0.54% (1)	0.56%	0.59%	0.55%	0.54%
Net investment income	7.86% (2)	4.39%	3.51%	4.17%	5.09%	4.38%
Portfolio Turnover	5% (3)	27%	26%	28%	16%	30%
Total Return	5.92% (3)	(3.32)%	7.80%	1.18%	1.64%	5.05%
Net assets, end of period (000’s omitted)	$6,088,833	$8,101,131	$8,986,782	$5,649,501	$7,966,641	$11,502,389
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(2)	Annualized.
(3)	Not annualized.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 85.1% and 14.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that delivery or when-issued basis sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $17,850,462 or 0.50% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $100,048 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $373,000,434 and $2,648,580,168, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,405,651,451
Gross unrealized appreciation	$ 35,567,761
Gross unrealized depreciation	(623,780,255)
Net unrealized depreciation	$ (588,212,494)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit related contingent features in a net liability position was $22,174,678. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $22,210,000 at April 30, 2023.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$2,195,699 (1)	$(22,174,678) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 941,438	$ (455,629)	$ (485,809)	$ —	$ —
Citibank, N.A.	24,217	(24,217)	—	—	—
HSBC Bank USA, N.A.	526,137	—	(526,137)	—	—
Standard Chartered Bank	617,477	(617,477)	—	—	—
State Street Bank and Trust Company	86,430	(86,430)	—	—	—
	$2,195,699	$(1,183,753)	$(1,011,946)	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (455,629)	$ 455,629	$ —	$ —	$ —
Citibank, N.A.	(2,404,166)	24,217	—	2,379,949	—
Goldman Sachs International	(700,307)	—	—	700,307	—
Standard Chartered Bank	(6,645,102)	617,477	—	6,027,625	—
State Street Bank and Trust Company	(11,969,474)	86,430	—	11,883,044	—
	$(22,174,678)	$1,183,753	$ —	$20,990,925	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(66,645,266)	$(16,964,174)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $1,272,537,000.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $600 million ($700 million prior to March 6, 2023) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 4, 2024. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $582,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2023 is $982,710 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2023.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2023, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $160,750,695, which represents 2.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$ 8,685,164	$ —	$ —	$ —	$ 2,866,857	$ 11,552,021	$ —	2,577
Short-Term Investments
Liquidity Fund	156,771,808	1,337,378,073	(1,344,951,207)	—	—	149,198,674	2,533,621	149,198,674
Total				$ —	$2,866,857	$160,750,695	$2,533,621
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 281,462,489	$ —	$ 281,462,489
Common Stocks	6,670,607	8,632,064	16,757,122	32,059,793
Corporate Bonds	—	523,341,783	—	523,341,783
Exchange-Traded Funds	17,687,520	—	—	17,687,520
Preferred Stocks	—	9,740,640	0	9,740,640
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,793,149,436	30,777,601	4,823,927,037
Warrants	—	0	0	0
Short-Term Investments	149,198,674	—	—	149,198,674
Total Investments	$ 173,556,801	$ 5,616,326,412	$ 47,534,723	$ 5,837,417,936
Forward Foreign Currency Exchange Contracts	$ —	$ 2,195,699	$ —	$ 2,195,699
Total	$ 173,556,801	$ 5,618,522,111	$ 47,534,723	$ 5,839,613,635
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (22,174,678)	$ —	$ (22,174,678)
Total	$ —	$ (22,174,678)	$ —	$ (22,174,678)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Eaton Vance Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of
Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023